Prepayments and Other Receivables	12 Months Ended
Mar. 31, 2026
Prepayments and Other Receivables [Abstract]
Prepayments and other receivables

8. Prepayments and other receivables

	2026	2025
	US$	US$
Prepaid insurance	61,571	27,438
Prepaid Nasdaq fee	—	630,000
Performance fee receivables	—	3,936,122
Receivable from broker	19,587,461	—
Management fee receivable	100,000	—
Interest receivables	5,539	—
Others	59,885	20,395
Total	19,814,456	4,613,955
Allowance for expected credit loss	—	—
Prepayments and other receivables after allowance for expected credit loss	19,814,456	4,613,955

Note:

(a)	On March 28, 2023, the Company’s subsidiary, Metalpha, entered an investment agreement with Bsset Technology Limited (“Bsset”). According to the investment agreement, Metalpha transferred approximately US$100,013 to Bsset to invest in a crypto asset portfolio managed by Bsset. As of May 17, 2023, approximately US$80,010 have been received, while remaining still outstanding. Allowance for expected credit loss of US$2,076 was recorded in the consolidated statements of profit or loss and comprehensive loss for the year ended March 31, 2024.

Movements of allowance for expected credit loss as followings:

	2026	2025
	US$	US$
At the beginning of financial year	—	2,076
Written-off	—	(2,076)
At the end of financial year	—	—